Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Schedule of changes in investments in associates and joint ventures

	2019	2018
Balance at January 1st,	3,225	3,568
Additions	76	23
Translation adjustment	(111)	(456)
Equity results in income statement	228	305
Equity results in statement of comprehensive income	(4)	—
Fair value adjustment (i)	(163)	—
Dividends declared	(326)	(291)
Transfer to assets held for sale(i)	(152)	—
Others	25	76
Balance at December 31,	2,798	3,225

(i)   Refers to fair value adjustment of the investment in Henan Longyu Energy Resources Co., Ltd., which was transferred later to assets held for sale (note 14).

Schedule of investments in associates and joint ventures, equity results and dividends received

			Investments in associates and joint ventures		Equity results in the income statement			Dividends received
					Year ended December 31			Year ended December 31
Associates and joint ventures	% ownership	% voting capital	December 31, 2019	December 31, 2018	2019	2018	2017	2019	2018	2017
Ferrous minerals
Baovale Mineração S.A.	50.00	50.00	25	23	4	5	7	—	1	1
Companhia Coreano-Brasileira de Pelotização	50.00	50.00	88	104	48	69	50	62	32	19
Companhia Hispano-Brasileira de Pelotização (i)	50.89	50.89	70	83	37	55	41	50	23	16
Companhia Ítalo-Brasileira de Pelotização (i)	50.90	51.00	65	81	30	60	40	54	32	17
Companhia Nipo-Brasileira de Pelotização (i)	51.00	51.11	150	148	84	126	93	92	67	29
MRS Logística S.A.	48.16	46.75	496	496	50	72	69	29	27	29
VLI S.A.	37.60	37.60	812	857	1	30	29	9	7	19
Zhuhai YPM Pellet Co.	25.00	25.00	23	22	—	—	—	—	—	—
			1,729	1,814	254	417	329	296	189	130
Coal
Henan Longyu Energy Resources Co., Ltd. (note 14)	25.00	25.00	—	317	(2)	16	20	—	—	—
			—	317	(2)	16	20	—	—	—
Base metals
Korea Nickel Corp.	25.00	25.00	14	14	—	1	1	—	—	—
			14	14	—	1	1	—	—	—
Others
Aliança Geração de Energia S.A. (i)	55.00	55.00	470	486	31	25	27	28	25	29
Aliança Norte Energia Participações S.A (i)	51.00	51.00	160	162	4	15	(2)	—	—	—
California Steel Industries, Inc.	50.00	50.00	242	247	23	77	42	29	31	27
Companhia Siderúrgica do Pecém	50.00	50.00	—	—	(69)	(243)	(264)	—	—	—
Mineração Rio do Norte S.A.	40.00	40.00	97	93	15	2	13	—	—	41
Others			86	92	(28)	(5)	(68)	—	—	—
			1,055	1,080	(24)	(129)	(252)	57	56	97
Total			2,798	3,225	228	305	98	353	245	227

(i) Although the Company held a majority of the voting capital, the entities are accounted under the equity method due to the stockholders' agreement where relevant decisions are shared with other parties.

Summarized financial information about relevant associates and joint ventures

	December 31, 2019
							Nacala
		Aliança					Corridor Holding
	Aliança Geração de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.	VLI S.A.
Current assets	215	—	481	438	720	490	384	805
Non-current assets	880	314	344	2,960	315	2,196	4,505	4,507
Total assets	1,095	314	825	3,398	1,035	2,686	4,889	5,312
Current liabilities	99	—	186	985	297	415	516	773
Non-current liabilities	142	—	155	2,675	2	1,242	4,671	2,380
Total liabilities	241	—	341	3,660	299	1,657	5,187	3,153
Stockholders'equity	854	314	484	(262)	736	1,029	(298)	2,159
Net revenue	257	—	997	1,393	583	759	782	1,238
Net income (loss)	57	8	46	(412)	392	103	(49)	2

	December 31, 2018
							Nacala
		Aliança					Corridor Holding
	Aliança Geração de Energia	Norte Energia	CSI	CSP (i)	Pelletizing (ii)	MRS Logística	Netherlands B.V.	VLI S.A.

Current assets	186	—	489	693	964	263	380	679
Non-current assets	938	318	360	3,062	296	1,826	4,619	3,938
Total assets	1,124	318	849	3,755	1,260	2,089	4,999	4,617
Current liabilities	83	—	186	970	437	360	277	544
Non-current liabilities	158	—	169	2,785	2	699	4,971	1,795
Total liabilities	241	—	355	3,755	439	1,059	5,248	2,339
Stockholders'equity	883	318	494	—	821	1,030	(249)	2,278
Net revenue	248	—	1,389	1,682	911	927	825	1,253
Net income (loss)	45	30	154	(486)	609	150	7	79

(i)   Companhia Siderúrgica do Pecém (“CSP”) is a joint venture and its results are accounted for under the equity method, in which the accumulated losses are capped to the Company’s interest in the investee’s capital based on the applicable law and requirements. That is, after the investment is reduced to zero, the Company does not recognize further losses nor liabilities associated with the investee.

(ii)   Aggregate entity information: Companhia Coreano-Brasileira de Pelotização, Companhia Hispano-Brasileira de Pelotização, Companhia Ítalo-Brasileira de Pelotização, Companhia Nipo-Brasileira de Pelotização.